Prospectus SI Class [Member] Average Annual Total Returns - Prospectus-SI Class	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.14%)	1.26%
J.P. Morgan Corporate EMBI Broad Diversified Composite Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	2.48%	4.77%
Payden Emerging Markets Corporate Bond Fund (SI Class)
Prospectus [Line Items]
Average Annual Return, Percent	7.92%	2.40%	4.71%
Payden Emerging Markets Corporate Bond Fund (SI Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	0.06%	2.50%
Payden Emerging Markets Corporate Bond Fund (SI Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.66%	0.06%	2.50%